Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Income statement and balance sheet position for operating segments
The income statement and balance sheet position, for the period ended December 31, 2021, for these two operating segments are presented below.

	December 31, 2021
	StoneCo (ex-Linx)	Linx	Non allocated	Consolidated
Assets
Current assets	29,402,088	558,085	—	29,960,173
Non-current assets (a)	9,476,625	1,404,202	1,215,791	12,096,618

Liabilities and equity
Current liabilities	22,360,746	424,507	4,592	22,789,845
Long term liabilities	2,717,114	195,368	2,760,018	5,672,500

(a) Goodwill and intangible assets of business acquired by StoneCo are allocated to the StoneCo (ex-Linx) segment.
Segmented Statement of Profit or Loss

	December 31, 2021
	StoneCo (ex-Linx)	Linx

Total revenue and income	4,291,132	532,629

Cost of services	(1,409,319)	(304,509)
Administrative expenses	(535,093)	(109,723)
Selling expenses	(913,933)	(98,611)
Financial expenses, net	(1,095,702)	(32,561)
Other income (expenses), net	(111,650)	(6,512)
Total Expenses	(4,065,697)	(551,916)

Loss on investment in associates	(10,437)	—
Profit (loss) before income taxes	214,998	(19,287)

Income taxes and social contributions	14,530	(6,950)
Adjusted net income (loss) for the year	229,528	(26,237)
Reconciliation of segment adjusted net income (loss) for the year with net income (loss) in the consolidated financial statements

	2021	2020	2019

Adjusted net income – StoneCo (ex-Linx)	229,528	958,193	857,100
Adjusted loss – Linx	(26,237)	—	—
Segment adjusted net income	203,291	958,193	857,100

Adjustments from adjusted net income to consolidated net income (loss)
Mark-to-market and cost of funds related to the investment in Banco Inter	(1,382,773)	—	—
Amortization of fair value adjustment (a)	(89,100)	(17,229)	(17,166)
Share-based compensation expenses (b)	(66,917)	(120,695)	(64,294)
Gain on previously held interest in associate (c)	15,848	2,992	—
Other expenses (d)	(118,323)	(30,782)	1,714
Tax effect on adjustments	60,626	44,967	26,840
Consolidated net income (loss)	(1,377,348)	837,446	804,195

(a)   On intangibles related to acquisitions. Consists of expenses resulting from the amortization of the fair value adjustment on intangible assets and property and equipment as a result of the application of the acquisition method.

(b) Consists of expenses related to the vesting of one-time pre-IPO pool of share-based compensation.
(c) Consists of the gain on re-measurement of our previously held equity interest in Linked (2Q20), Vhsys (2Q21) and Collact (3Q21) to fair value upon the date control was acquired.
(d)   Consists of the fair value adjustment related to associates call option, call option of associates, M&A and Bond expenses, earn-out interests related to acquisitions, gains/losses in the sale of companies, dividends from Linx, Linx's organizational restructuring and restructuring of debt instruments.